Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 10, 2011
Document Information [Line Items]
Document type	10-Q
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Creation Date	Nov 14, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q3
Entity Information [Line Items]
Entity Registrant Name	China TransInfo Technology Corp.
Entity Central Index Key	0001081206
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Voluntary Filers	No
Entity common stock, shares outstanding		25,270,069

Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010
Assets, Current [Abstract]
Cash and cash equivalents	$ 22,950,405	$ 43,916,597
Restricted cash	2,132,654	3,131,660
Accounts Receivable	45,764,146	26,881,280
Inventories	3,653,539	1,079,221
Costs and estimated earnings in excess of billings on uncompleted contracts	44,045,758	38,626,089
Prepaid expense and other assets, current	16,581,131	18,551,801
Other receivables	13,729,017	10,632,452
Deferred income tax assets	26,316	25,508
Total current assets	148,882,966	142,844,608
Property and equipment, net	10,914,086	10,878,276
Long-term prepayment for land use right	3,673,368
Long-term Investments	10,082,199	8,760,692
Intangible assets, net	14,872,523	7,402,829
Goodwill	10,646,300	10,319,768
Other assets	372,592	319,679
Total assets	199,444,034	180,525,852
Liabilities, Current [Abstract]
Accounts payable	27,966,527	32,296,459
Short-term borrowings from banks	9,390,000	13,728,850
Billings in excess of costs and estimated earnings on uncompleted contracts	13,821,526	14,080,475
Accrued expenses and other current liabilities	6,495,611	8,988,180
Total current liabilities	57,673,664	69,093,964
Liabilities, Noncurrent [Abstract]
Other long-term liabilities	109,550	200,699
Total liabilities	57,783,214	69,294,663
Stockholders'equity
Common Stock, Value, Issued	25,270	25,270
Additional paid-in capital	50,292,053	42,887,452
Retained earnings	56,393,889	47,417,481
Non-controlling interests	26,411,900	15,873,242
Accumulated other comprehensive income	8,537,708	5,027,744
Total stockholders' equity	141,660,820	111,231,189
Total liabilities and stockholders' equity	$ 199,444,034	$ 180,525,852

Condensed Consolidated Statements of Income (unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010
Net sales	$ 45,461,794	$ 35,039,549	$ 118,835,691	$ 83,972,930
Cost of sales	34,308,823	24,470,292	86,713,128	55,288,528
Gross profit	11,152,971	10,569,257	32,122,563	28,684,402
Total operating expenses	6,555,553	5,420,039	20,274,176	15,287,215
Income from operations	4,597,418	5,149,218	11,848,387	13,397,187
Nonoperating Income (Expense) [Abstract]
Interest Income	95,447	23,979	181,790	100,907
Interest expense	(192,460)	(122,747)	(679,789)	(326,058)
Subsidy income	175,914	673,568	436,876	1,427,592
Other expense, net	39,978	(135,633)	153,859	(210,462)
Total non-operating income	118,879	439,167	92,736	991,979
Income before income taxes, non-controlling interests, and gain on equity investments in affiliates	4,716,297	5,588,385	11,941,123	14,389,166
Income taxes	465,048	608,191	1,327,983	1,448,014
Net income before non-controlling interests and gain on equity investments in affiliates net income	4,251,249	4,980,194	10,613,140	12,941,152
Gain (loss) on equity investments in affiliates due to proportional shares of affiliates net income (Loss)	418,412	161,597	1,774,397	(139,992)
Net income before non-controlling interests	4,669,661	5,141,791	12,387,537	12,801,160
Non-controlling interests in net income of subsidiary	1,449,925	891,227	3,411,129	3,181,640
Net income	3,219,736	4,250,564	8,976,408	9,619,520
Weighted average number of shares of outstanding [abstract]
Basic	25,270,069	25,257,569	25,270,069	24,440,253
Diluted	25,272,553	25,318,470	25,273,187	24,504,221
Earnings Per Share [Abstract]
Basic	$ 0.13	$ 0.17	$ 0.36	$ 0.39
Diluted	$ 0.13	$ 0.17	$ 0.36	$ 0.39
Net Income Including Non-Controlling Interest	4,669,661	5,141,791	12,387,537	12,801,160
Translation Adjustments	1,392,469	1,321,438	3,509,964	1,662,836
Comprehensive income	6,062,130	6,463,229	15,897,501	14,463,996
Comprehensive Income Attributable to Non-Controlling Interest	1,449,925	891,227	3,411,129	3,181,640
Comprehensive Income Attributable to CTFO	$ 4,612,205	$ 5,572,002	$ 12,486,372	$ 11,282,356

Condensed Consolidated Statements of Cash Flows (unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash flows from operating activities [abstract]
Net income	$ 8,976,408	$ 9,619,520
Adjustments to reconcile net income to net cash provided by operating activities [abstract]
Non-controlling interests	3,411,129	3,181,640
Depreciation and amortization expense	2,020,329	1,488,333
Stock-based compensation	950,602	1,266,117
Gain on equity investments in affiliates due to proportional shares of the affiliates net income	(1,774,398)	139,992
Gain on disposal of portion equity of subsidiary to noncontroling interest	(40,751)
Dividends income	(14,882)
Loss on disposal of property and equipment	22,497	(4,587)
Bad debt expense	(1,649)	6,696
(Increase) Decrease in assets [abstract]
Restricted cash	1,081,537	(1,627,697)
Accounts receivable	(17,758,732)	(9,229,895)
Inventories	(2,501,865)	(48,844)
Prepaid expenses and other current assets	2,618,533	(13,047,015)
Other receivables	(2,249,306)	(4,040,994)
Cost of estimated earnings in excess of billings on uncompleted contracts	(4,134,188)	(5,862,734)
Other assets	44,701	561,598
(Decrease)Increase in liabilities [abstract]
Accounts payable	(4,504,189)	8,276,361
Billings in excess of costs and estimated on uncompleted contracts	(693,851)	(5,215,824)
Accrued expenses and other current liabilities	(2,880,903)	1,638,264
Other long-term liability	107,898
Net cash used in operating activities	(17,321,080)	(12,899,069)
Cash flows from investing activities [abstract]
Proceeds from disposal of property and equipment	22,530	58,092
Purchases of property and equipment	2,301,569	532,380
Payments for acquisition of companies	203,927	259,484
Purchases of intangible assets	699,452	2,422,365
Payments for land use right	3,617,974
Purchase of long-term investment		735,500
Dividends from equity or cost investees	68,444	110,161
Net cash used in investing activities	(6,731,948)	(3,781,476)
Cash flows from financing activities [abstract]
Proceeds from short-term borrowings	7,398,970	8,899,550
Payments of short-term borrowings	(12,100,240)	(7,502,100)
Non-controlling interest shareholders capital contribution	8,285,025
Payment of dividends to noncontrolling interests from subsidiaries	(1,535,651)
Proceeds from issuing common stocks		10,000,000
Payments of transaction costs related to stock issuance		(610,549)
Net cash provided by financing activities	2,048,104	10,786,901
Effect of foreign currency translation	1,038,732	451,713
Net decrease in cash and cash equivalents	(20,966,192)	(5,441,931)
Cash and cash equivalents beginning of period	43,916,597	27,400,420
Cash and cash equivalents end of period	22,950,405	21,958,489
Supplemental disclosures of cash flow information [abstract]
Interest paid	682,959	326,058
Income taxes paid	1,499,014	599,848
Supplemental disclosures of cash flow for non-cash transaction [abstract]
Dividends receivable from equity or cost investees	703,696
Non-controlling interest shareholders capital contribution	115,605
Noncontrolling interest shareholders'contributed intangible assets as investment	$ 6,878,467

Organization And Business Operations	9 Months Ended
Sep. 30, 2011
Organization and Business Operations [Abstract]
Organization and Business Operations [Text Block]

China TransInfo Technology Corp. is a leading provider of end-to-end intelligent transportation systems (“ITS”) and related comprehensive technology solutions servicing the transportation industry in China. Our goal is to become the largest provider of intelligent transportation system products and related comprehensive technology solutions in China, as well as a major operator and provider of value-added ITS and location-based services (“LBS”) to commercial clients and consumers in China. Substantially all of our operations are conducted through our Variable Interest Entities (“VIEs”) that are PRC domestic companies owned principally or entirely by our PRC affiliates. Through our VIE, we are involved in developing multiple applications in highway ITS, urban ITS, commercial vehicles ITS plus LBS, and to a lesser degree, in digital city, and land and resource filling systems based on Geographic Information Systems (“GIS”) technologies which are used to service both the public and private sector.

China TransInfo Technology Corp., its subsidiaries and its VIE hereinafter are collectively referred as the “Company.”

The Company’s primary focus is on providing end-to-end ITS solutions and related services to the transportation industry. Our major products and services include:

Intelligent Transportation System

   Transportation Planning Information System
   Electronic Toll Collection(ETC)
   Passenger Flow Statistic, Detecting and Analysis System (TransPLE)
   Traffic Information Integration and Exchange Platform
   Traffic Emergency Command Center
   Transportation Hub Comprehensive Management Information System
   Intelligent Traffic Management Platform
   Intelligent Parking System
   Traffic Flow Surveying Solutions
   GIS-T (Transportation) Middleware
   Highway Electronics & Machinery (E&M) System Solution
   UNISITS Highway Lighting and Energy Saving Product (UNIS-LCS)
   UNISITS Weigh-in-Motion System

Commercial Vehicle ITS plus LBS

  Commercial Vehicles Monitoring and Public Service Platform
  Commercial Vehicles Comprehensive Information Service Operation Platform
  Commercial Vehicles Terminal Products
  Taxi LED Advertisement Dynamic Display System
  Taxi LED GPS Monitoring and Coordinating System

Other Vehicle and Consumer ITS Applications

  Palmcity Telematics Service Platform(“TSP”)
  Palmcity Real-time Traffic Information Terminal Software
  Plamcity Smart Phone Public Transport Information Service System
  Palmcity Website (http://www.palmcity.cn)
  Auto Energy-saving Analysis Service System
  D-TIPS Dynamic Transportation Information Processing and Prediction Service System

We also offer comprehensive solutions for transportation oriented GIS (“GIS-T”), covering transportation planning, design, construction, maintenance and operation.

Summary Of Significant Accounting Policies	9 Months Ended
Sep. 30, 2011
Significant Accounting Policies
Significant Accounting Policies [Text Block]

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries Intra-Asia Entertainment (Asia Pacific) Limited, Oriental Intra-Asia Entertainment (China) Limited and Cabowise International Limited, its indirectly owned subsidiaries Oriental Intra-Asia (China) Limited (PRC), and the Company’s VIEs, and the VIEs’ respective subsidiaries, including China TransInfo Technology Group Co., Ltd. (“the Group Company”), Beijing Peking University Chinafront High Technology Co., Ltd.(“PKU Chinafront”), Beijing Tian Hao Ding Xin Science and Technology Co., Ltd.(“Beijing Tian Hao”), Beijing Zhangcheng Science and Technology Co., Ltd.(“Beijing Zhangcheng”), Xinjiang Zhangcheng Science and Technology Co., Ltd.(“Xinjiang Zhangcheng”), Beijing Zhangcheng Culture and Media Co., Ltd.(“Zhangcheng Media”), Beijing Transwiseway Information Technology Co., Ltd.(“Beijing Transwiseway”), Hunan Transwiseway Information Technology Co., Ltd.(“Hunan Transwiseway”), Hebei Transwiseway Information Technology Co., Ltd.(“Hebei Transwiseway”), Guizhou Transwiseway Information Technology Co., Ltd.(“Guizhou Transwiseway”), Anhui Transwiseway Information Technology Co., Ltd.(“Anhui Transwiseway”), Dalian Dajian Zhitong Information Service Co., Ltd.(“Dajian Zhitong”), Shanghai Yootu Information Technology Co., Ltd.(“Shanghai Yootu”), Beijing UNISITS Technology Co. Ltd. (“UNISITS”), Hangzhou Ziguang Jietong Technology Co., Ltd.(“Hangzhou UNISITS”), Henan Ziguang Jietong Technology Co., Ltd. (“Henan UNISITS”), Jiangsu UNISITS Information System Co., Ltd. (“Jiangsu UNISITS”) and Beijing Ziguang Jinzhidun Information Technology Co., Ltd. (“Beijing UNISITS”). All material intercompany accounts, transactions, and profits have been eliminated in consolidation.

The consolidated financial statements include the accounts of VIEs and VIEs’ majority owned subsidiaries, which are approximately 3% to 70% owned by noncontrolling interests.

The accompanying interim unaudited condensed consolidated financial statements(“Interim Financial Statements”) of the Company and its subsidiaries have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and are presented in accordance with the requirements of Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, these Interim Financial Statements do not include all of the information and notes required by GAAP for complete financial statements. These Interim Financial Statements should be read in conjunction with the consolidated financial statements and notes thereto for the fiscal year ended December 31, 2010 included in the Company’s Form 10-K. In the opinion of management, the Interim Financial Statements included herein contain all adjustments, including normal recurring adjustments considered necessary to present fairly the Company’s financial position, the results of operations and cash flows for the periods presented.  The operating results and cash flows for the interim periods presented herein are not necessarily indicative of the results to be expected for any other interim period or the full year.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptionsthat affect the reported amounts of assets and liabilities anddisclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could materially differ from those estimates.

Research and Development

Research and development expenses include payroll, employee benefits, and other headcount-related expenses associated with product development. Such costs related to product development costs are included in research and development expense until the point that technological feasibility is reached, which for the Company's products, is generally shortly before the products are released for commercial use. Once technological feasibility is reached, such costs are capitalized and amortized to cost of revenue over the estimated lives of the products. As of September 30, 2011 and December 31, 2010, research and development expenses were capitalized in the amount of  $5,270,442 and  $4,776,643, respectively, and were included in intangible assets in the Company's condensed consolidated balance sheet.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 605, Revenue Recognition, when persuasive evidence of an arrangement exists, the price is fixed or determinable, collection is reasonably assured and delivery of products has occurred or services have been rendered.

The Company’s revenue of service fees are primarily fixed price contracts. Revenue on eligible fixed price contracts is recognized on the basis of the estimated percentage-of-completion within the scope of ASC 605 and is consistently applied for all fixed price contracts. Such contracts include services provided for software development projects, IT outsourcing and solutions, system integration, and network integration services at fixed price arrangements with its customers. Progress towards completion is typically measured based on achievement of specified contract milestones, or other measures of progress when available, or based on costs incurred as a proportion of estimated total costs. Profits in a given period are reported at the expected profit margin to be achieved on the overall contract. This method can result in the recognition of unbilled receivables or the deferral of costs or profits on these contracts. The company did not incur any deferred costs for the three months ended March 31, 2011. Management regularly reviews project profitability and underlying estimates. Revisions to the estimates at completion are reflected in results of operations as a change in accounting estimate in the period in which the facts that give rise to the revision become known by management. Provisions for estimated losses, if any, are recognized in the period in which the loss becomes evident. The provision includes estimated costs in excess of estimated revenue and any profit margin previously recognized. Any advance payments received from its customers prior to recognition of revenue is classified as a current liability as billings in excess of costs and estimated earnings on uncompleted contracts.

For taxi media advertising revenue, the Company recognizes deferred revenue when cash is received, but the revenue has not yet been earned. The Company recognizes taxi media advertising revenue ratably over the period in which the advertisement is to be published.

The Company has very limited system maintenance and technology upgrade services for the systems/platforms that we have built for clients. In most cases, such service revenue was secured on separate contracts basis. Such service revenues are recognized ratably over the service periods.

Fair Value Measurements

The carrying value of cash, accounts receivable, other current liabilities, accounts payable, accrued expenses and other current liabilities approximate the fair values of these instruments due to their short-term nature.

Income Taxes

The Company adopted ASC 740-10-25 on January 1, 2007, which provides criteria for the recognition, measurement, presentation and disclosure of uncertain tax position.  The Company must recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The Company did not recognize any additional liabilities for uncertain tax positions as a result of the implementation of ASC 740-10-25.

Recently Issued Accounting Guidance

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-05, “Comprehensive Income (Topic 220)”, which gives an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This Update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. For public entities, ASU 2011-05 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and is not expected to have a material impact on the Company’s consolidated financial position or results of operations.

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820)”, which provided clarifications for Topic 820 and also included instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurement has changed. This Update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRSs, and is effective during interim and annual periods beginning after December 15, 2011 for public entities. Early application by public entities is not permitted, and the adoption of ASU 2011-04 is not expected to have a material impact on the Company’s consolidated financial position and results of operations.

The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that may have a material impact on results of operations, financial condition, or cash flows, based on current information.

Restricted Cash	9 Months Ended
Sep. 30, 2011
Restricted Cash [Abstract]
Restricted Cash [Text Block]

The Company’s restricted cash balance on September 30, 2011 was  $2,132,654.  Restricted cash normally consists of cash deposited into third party banks with certain period of time restrictions for various business purposes,which may include contract performance bonds. The restrictions expire when the related obligations are fulfilled.

Costs And Estimated Earnings On Uncompleted Contracts	9 Months Ended
Sep. 30, 2011
Costs And Estimated Earnings On Uncompleted Contracts [Abstract]
Costs And Estimated Earnings On Uncompleted Contracts [Text Block]

The costs and estimated earnings on uncompleted contracts were as follows:

	September 30, 2011 (Unaudited)	December 31, 2010

Costs incurred on uncompleted contracts	$186,925,845	$$142,198,373
Estimated earnings on uncompleted contracts	74,924,669	63,591,599
Total	261,850,514	205,789,972
Less – billings to date	(231,626,282)	(181,244,358)

Costs and estimated earnings on uncompleted contracts, net of billings in excess of costs and estimated earnings on uncompleted contracts	$30,224,232	$24,545,614

The costs and estimated earnings on uncompleted contracts are included in the accompanying balance sheets under the following captions:

	September 30, 2011 (Unaudited)	December 31, 2010

Costs incurred on estimated earnings in excess of billings on uncompleted contracts	$44,045,758	$38,626,089
Billings in excess of costs and estimated earnings on uncompleted contracts	(13,821,526)	(14,080,475)

Total	$30,224,232	$24,545,614

Non-Controlling Interests	9 Months Ended
Sep. 30, 2011
Noncontrolling Interest [Abstract]
Non-Controlling Interests [Text Block]

Non-controlling interests consisted of the following:

Name of Affiliate	% of Non- controlling Interest	As of December 31, 2009	2010 Acquisition and Increase in Investment (Fair Value)	Adjustments/Net Income of Non-controlling Interest	Dividends	As of December 31, 2010

PKU Chinafront	3%	$1,436,187	$113,016	$105,346	$-	$1,654,549
Beijing Transwiseway	30%	284,726	140,323	94,950	-	519,999
Dajian Zhitong	15%	33,276	-	(38,498)	-	(5,222)
UNISITS	33.98%	16,745,286	(7,734,789)	4,746,513	(53,094)	13,703,916
Total		$18,499,475	$(7,481,450)	$4,908,311	$(53,094)	$15,873,242

Name of Affiliate	% of Non- controlling Interest	As of December 31, 2010	2011 Acquisition and Increase in Investment (Fair Value)	Adjustments/Net Income of Non-controlling Interest	Dividends	As of September 30, 2011

PKU Chinafront	3%	$1,654,549	$190,875	$(32,392)	$-	$1,813,032
Beijing Transwiseway	46.2%	519,999	3,656,510	(718,268)	-	3,458,241
Dajian Zhitong	15%	(5,222)	-	(25,355)	-	(30,577)
UNISITS	33.98%	13,703,916	309,400	3,836,708	(1,541,230)	16,308,794
Beijing Zhangcheng	49%	-	4,511,974	350,436	-	4,862,410
Total		$15,873,242	$8,668,759	$3,411,129	$(1,541,230)	$26,411,900

Beijing Zhangcheng

On October 19, 2010, the Group Company entered into a registered capital contribution agreement with Beijing Shiji Yingli Science and Technology Co., Ltd. (“Shiji Yingli”) whereby Shiji Yingli agreed to contribute RMB 9.6 million (approximately  $1.4 million) in cash and RMB 44.6 million (approximately  $6.6 million) in intangible assets (mostly technology and intellectual property owned by Shiji Yingli) into the Group Company’s wholly owned subsidiary, Beijing Zhangcheng in exchange for a 49% equity interest in Beijing Zhangcheng. Following this transaction, the Group Company will retain a 51% majority ownership of Beijing Zhangcheng while Shiji Yingli will own the remaining 49% equity interest. The capital increase was completed by the end of March 2011.

Effect of subsidiary equity transaction was calculated under the provision of the ASC 810-10-45 that relates to the issuance of securities of a non-wholly owned subsidiary. Therefore, the Company recognized  $4,511,974 increase in non-controlling interest in Beijing Zhangcheng and corresponding  $3,768,153 increase in additional paid-in capital for the nine months ended September 30, 2011.

Beijing Transwiseway

On October 21, 2010, the Group Company entered into a registered capital contribution agreement with Beijing Marine Communication & Information Co., Ltd. (“Beijing Marine”) and Zhongyuan Credit Guarantee Co., Ltd. (“Zhongyuan Credit”) whereby Zhongyuan Credit agreed to contribute RMB 30 million (approximately  $4.38 million) in cash into the Group Company’s majority-owned subsidiary, Beijing Transwiseway in exchange for a 30% equity interest in Beijing Transwiseway. Following this transaction, the Group Company owns a 55% majority ownership of Beijing Transwiseway while Beijing Marine and Zhongyuan Credit own 15% and 30% equity interest in Beijing Transwiseway, respectively. The capital increase was completed by the end of March 2011.

On July 12, 2011, the Group Company entered into a government investment agreement (the “Investment Agreement”) with Zhongguancun Development Group (“Zhongguancun”), whereby Zhongguancun agreed, on behalf of Beijing Municipal Government, within a specified period of time, to contribute RMB 50 million (approximately  $7.69 million) in cash to Beijing Transwiseway in exchange for a 10% equity interest of Beijing Transwiseway. The first installment of RMB 10 million (approximately  $1.54 million) was paid by Zhongguancun on August 1, 2011.  As a result, the Group Company retains a 53.80% ownership of Beijing Transwiseway while Beijing Marine, Zhongyuan Credit and Zhongguancun own 14.68%, 29.35% and 2.17% equity interest of Beijing Transwiseway, respectively.

Effect of subsidiary equity transaction was calculated under the provision of the ASC 810-10-45 that relates to the issuance of securities of a non-wholly owned subsidiary. Therefore, the Company recognized  $3,442,154 increase in non-controlling interest in Beijing Transwiseway and corresponding  $2,685,846 increase in additional paid-in capital for the nine months ended September 30, 2011.

On May 5, 2011, Beijing Transwiseway sold 25% equity interest in its subsidiary, Hunan Transwiseway, for an amount of RMB 1,250,000 (approximately  $200,000) to Mr. Binsheng Guo. Therefore the Company recognized  $152,476 increase in non-controlling interest in Beijing Transwiseway.

On April 12, 2011, Beijing Transwiseway formed a majority owned subsidiary, Anhui Transwiseway, and the non-controlling shareholder contributed RMB 400,000 (approximately  $60,000). Therefore the Company recognized  $61,880 increase in non-controlling interest in Beijing Transwiseway.

UNISITS

On March 22, 2010, the Company and the Group Company entered into equity transfer agreements (“Equity Transfer Agreements”) with several individual shareholders (“Transferors”) of UNISITS, pursuant to which the Group Company acquired 30.85% equity interest in UNISITS from the Transferors. Pursuant to the Equity Transfer Agreements, the Group Company purchased approximately 16.23 million shares of UNISITS from the Transferors in exchange for RMB 4.41 million (approximately US $0.65 million) in cash (“Cash Consideration”), 40% of which is payable within seven days after the effective date of the Equity Transfer Agreements, and approximately 1.16 million shares of the Company common stock, which were issued within 30 days of the effective date of the Equity Transfer Agreements. The Equity Transfer Agreements contain “make good” provisions, under which the Transferors agreed to deposit 697,162 shares (60% of total common stock consideration) of the Company’s common stock with an escrow agent designated by the Group Company that the Transferors will receive as partial consideration for the acquisition.  Specifically, if UNISITS’s 2010 after-tax net income under Chinese GAAP is less than RMB 37.50 million (approximately US $5.50 million) or its 2011 after-tax net income under Chinese GAAP is less than RMB 46.88 million (approximately US $6.86 million), 50% of the shares of the Company’s common stock deposited by the Transferors in escrow will be returned to the Company for cancellation for each applicable year. In addition, for each applicable year as described above, the Group Company will not be required to pay the remainder of the Cash Consideration, which represents RMB 1.323 million (approximately US $0.19 million), or 30% of the total Cash Consideration, per year if UNISITS fails to meet the respective performance targets. On January 16, 2011, a PRC statutory audit report for UNISITS for the years ended December 31, 2010 and 2009 was issued by UNISITS’s local accounting firm with an unqualified opinion, in which the net income of UNISITS for the year ended December 31, 2010 exceeded the RMB 37.5 million performance target set forth in the Equity Transfer Agreements. A cash balance of RMB 1.323 million was paid on March 29, 2011 and 348,519 shares of the Company’s common stock were released.

The Group Company’s additional 30.85% equity interest purchase has been accounted in accordance with ASC 810-10-45-23.  Accordingly, the Group Company’s purchase of additional equity interest ownership in UNISITS’ interest while the Group Company retains its controlling financial interest in UNISITS has been accounted for as equity transactions (investments by owners and distributions to owners acting in their capacity as owners). Therefore, no gain or loss has been recognized in consolidated net income or comprehensive income. The carrying amount of the non-controlling interest has been adjusted to reflect the change in its ownership interest in the subsidiary (UNISITS), which includes the total cash consideration of RMB 4.41 million (approximately US $0.65 million) and the total stock consideration of approximately 1.16 million shares of the Company common stock as the management believes that the “make good” provision in making the contingent payment is very likely.

Long-Term Investments	9 Months Ended
Sep. 30, 2011
Long-term Investments [Abstract]
Long-Term Investments [Text Block]

The Company had the following long-term investments accounted under the equity method and cost method:

		September 30, 2011
		Equity
	Equity	Investment
Type	Investee	Ownership
Equity	GanSu Ziguang Intelligent Transportation and Control Co., Ltd.(“Gansu”)	33.33%
Equity	ShanXi Ziguang Trans Technology Co., Ltd.(“Shanxi”)	49.00%
Equity	Beijing Chinacommunications UNISPlendour TECHNOLOGY Co. , Ltd. (“ZJUNIS”)	30.00%
Equity	Beijing Optic Times Technology Co., Ltd. (“BOTTC”)	23.17%
Cost	ShanDong Hi-speed Information Engineering Co., Ltd. (“Shandong”)	5.00%
Cost	BeiJing Ziguang Youma Technology Co., Ltd. (“ZGYM”)	15.00%

Equity and cost investments in affiliates as of September 30, 2011 consisted of the following:

Type	Equity Investee	Beginning Equity Investment Basis 12/31/10	Proportional Share of the Equity-Accounted Affiliate’s Net Income	Dividends	Foreign Currency Translation Adjustment	Ending Equity Investment Basis 09/30/11
Equity	Gansu	$7,878,721	$1,870,781	$ (702,876)	$277,937	$9,324,563
Equity	Shanxi	341,052	(30,204)		10,329	321,177
Equity	ZJUNIS	147,960	(79,226)		3,469	72,203
Equity	BOTTC	256,429	13,046	(54,382)	8,313	223,406
Cost	Shandong	113,775	-		3,600	117,375
Cost	ZGYM	22,755	-		720	23,475
Total		$8,760,692	$1,774,397	$ (757,258)	$304,368	$10,082,199

Gansu is a “significant equity investee” of the Company per SEC Regulation S-X Rule 8-03 (c)(3), its key financial information for the quarter ended September 30, 2011 is as follows:

September 30, 2011	Gansu		Gansu
Total current assets	$57,074,112	Net sales	$23,069,952
Total assets	60,325,591	Gross Profit	8,273,843
Total current liabilities	32,112,121	Income from operations	6,580,889
Total liabilities	$32,346,871	Net income	$5,611,600

Intangible Assets	9 Months Ended
Sep. 30, 2011
Intangible Assets [Abstract]
Intangible Assets

Intangible assets consisted of the following:

	September 30, 2011	December 31, 2010
Intangible assets	$15,618,814	$7,718,124
Less: accumulated amortization	(746,291)	(315,295)
Intangible assets, net	14,872,523	7,402,829

The increase of intangible assets was mainly due to the registered capital contribution of RMB 44.6 million (approximately  $6.9 million) in Beijing Zhangcheng at the end of March of 2011.

Estimated future intangible amortization as of September 30, 2011 for each of the next five years is as follows:

Years ending December 31,	Amount
2011	$ 105,716
2012	421,605
2013	● 421,605	●
2014	421,605
2015	421,605
Thereafter	13,080,387
Total	$ 14,872,523

Stock-Based Compensation	9 Months Ended
Sep. 30, 2011
Stock Based Compensation [abstract]
Stock Based Compensation

Stock Warrants

The Company recognized the share-based compensation cost based on the grant-date fair value estimated in accordance with ASC 718, Compensation- Stock Compensation. The Company issued warrants to Anteaus Capital, Inc., in aggregate, to purchase 277,778 shares of the Company’s common stock in connection with merger related services on May 14, 2007, with an exercise price of  $1.80 per share. These warrants will expire on May 13, 2014 pursuant to the common stock purchase warrant.

A summary of stock warrants for the six months ended September 30, 2011 is as follows:

			Weighted-Average
		Weighted-	Remaining	Aggregate
		Average	Contractual Term	Intrinsic
Stock Warrants	Shares	Exercise Price	(Months)	Value
Outstanding at December 31, 2009	55,555	1.80	52	$353,885
Granted	-	-	-
Exercised or converted	50,000	1.80	-
Forfeited or expired	-	-	-
Outstanding at December 31, 2010	5,555	$1.80	40	$16,332
Exercisable at December 31, 2010	5,555	$1.80	40	$16,332

Granted	-	-	-
Exercised or converted	-	-	-
Forfeited or expired	-	-	-
Outstanding at September 30, 2011	5,555	$1.80	31	$3,666
Exercisable at September 30, 2011	5,555	$1.80	31	$3,666

Stock Options

The Company granted the following stock options during the nine-month ended September 30, 2011:

On January 3, 2011, the Company entered into a stock option agreement with the CFO, Mr. Rong Zhang. Under the terms of the stock option agreement, the Company granted the options to Mr. Zhang to purchase 504,901 shares of common stock of the Company at an exercise price of  $4.85 per share, which was the closing price per share of the Company’s common stock as reported on the NASDAQ on such date. The option has a term of five years and expires on January 3, 2016. The options vest in equal installments on a quarterly basis over a four-year period beginning on January 3, 2011.

On January 26, 2011, the Company entered into a stock option agreement with Mr. Shan Qu. Under the terms of the stock option agreement, the Company agreed to grant a stock option to Mr. Qu for the purchase of 300,000 shares of common stock of the Company at an exercise price of  $4.82 per share, which was the closing price per share of the Company’s common stock as reported on the NASDAQ on such date. The option has a term of five years and expires on January 26, 2016. The option will vest in four equal installments on each anniversary of the vesting commencement date and will only vest if Mr. Qu achieves above 80% performance goals determined by the Company at the beginning of each fiscal year.

The Company recorded compensation expense of  $950,602 and  $1,266,117 during the nine months ended September 30, 2011 and 2010, respectively, in connection with the stock options disclosed above.

The Company estimated fair value of the stock options using a Black-Scholes option pricing valuation model, consistent with the provisions of ASC 718, Compensation- Stock Compensation. Key inputs and assumptions used to estimate the fair value of stock options include the grant price of the award, the expected option term, volatility of the Company’s stock, the risk-free rate and the Company’s dividend yield. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by grantees, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company.

The fair value of each stock option is estimated on the date of the grant using the Black-Scholes option pricing model. No dividends were assumed due to the nature of the Company’s current business strategy. The following table presents the assumptions used for options granted:

	Nine months ended September 30, 2011	Year ended December 31, 2010
Risk-free interest rate	1.28%-1.30%	1.44%
Expected life (year)	3.5	3.5
Expected volatility	37.61%-44.90%	49%
Weighted average fair value per option	$1.41- $1.65	$2.24

A summary of stock options transactions during the nine months ended September 30, 2011 is as follows:

			Weighted-Average
		Weighted-	Remaining	Aggregate
		Average	Contractual Term	Intrinsic
Stock Options	Shares	Exercise Price	(Months)	Value
Outstanding at January 1, 2011	1,368,400	$7.2		-
Granted	804,901	4.84	-
Exercised or converted	-	-	-
Forfeited or expired	(281,500)	7.69	-	-
Outstanding at September 30, 2011	1,891,801	$6.29	42	$-

Non-vested at September 30, 2011	1,497,089	$6.24	44	$-
Exercisable at September 30, 2011	394,712	$6.46	36	$-

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based upon the Company’s closing stock price of  $2.46 and  $4.74 as of September 30, 2011 and December 31, 2010, respectively.  No options were exercised during the nine months ended September 30, 2011.

Unvested share awards

The following table sets forth the details of the Company’s unvested share awards activity for the nine months ended September 30, 2011:

		Weighted-
		Average Grant-
	Shares	Date Fair Value

Balance at January 1, 2011	890,800	$3.9
Granted	804,901	1.56
Replaced	-	-
Vested	(90,612)	1.94
Cancelled or Forfeited	(108,000)	4.02
Balance at September 30, 2011	1,497,089	$2.77

As of September 30, 2011, total unrecognized compensation costs related to unvested stock options were approximately  $3,000,000. Unvested stock options are expected to be recognized over a weighted average period of 2.67 years.

Income Taxes	9 Months Ended
Sep. 30, 2011
Income Taxes [Abstract]
Income Taxes

The Company adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, on January 1, 2007. As a result of the implementation of Interpretation 48, the Company recognized no increases or decreases in the total amounts of previously unrecognized tax benefits.  The Company had no unrecognized tax benefits as of September 30, 2011 and 2010.  The Company did not incur any interest and penalties related to potential underpaid income tax expenses and also believed that the adoption of FIN 48 does not have a significant impact on the unrecognized tax benefits during the three months ended September 30, 2011.

The Company, through its subsidiaries, is governed by the Income Tax Laws of the PRC. Operations in the United States of America have incurred net accumulated operating losses of approximately  $15,000,000 as of September 30, 2011for income tax purposes. However, a hundred percent allowance has been created on the deferred tax asset of approximately  $4,600,000 due to uncertainty of its realization.

For the nine months ended September 30, 2011 and 2010, income tax expenses were as follows:

Six Months Ended June 30,
	2011			2010
	Domestic		Foreign	Domestic		Foreign
	Federal	State	China	Federal	State	China
Current	$-	$-	$1327,983	$-	$-	$1443,956
Deferred	-	-		-	-	4,058
	$-	$-	$1327,983	$-	$-	1448,014

Each of Hebei Transwiseway, Hunan Transwiseway, Guizhou Transwiseway, Anhui Transwiseway, Jiangsu UNISITS, PKU Chinafront Chengdu Branch, PKU Chinafront Shanxi Branch, Chongqing PKU Chinafront, Shanghai PKU Chinafront, Chongqing Jiaokai, Qianfang Hongxin, Xinjiang Zhangcheng, and Dajian Zhitong is subject to a tax rate of 25% on the taxable income for PRC income tax purposes under the new EIT Law in 2011. Each of PKU Chinafront, Beijing Transwiseway, UNISITS, Beijing UNISITS, and Hangzhou UNISITS  qualifies as a “new or high-technology enterprise” and is subject to a tax rate of 15% on the taxable income for PRC income tax purposes in 2011. Each of Beijing Tian Hao, Beijing Zhangcheng and Shanghai Yootu, Beijing Zhangcheng Media and the Group Company qualifies as a “software enterprise” located in Beijing and Shanghai, and is entitled to tax exemptions or preferential tax rates on the taxable income for PRC income tax purposes in 2011. Henan UNISITS is subject to a special rate of 2.5% for its taxable income in 2011.

The Company recognizes deferred tax assets and liabilities for temporary differences between the financial reporting and tax bases of its assets and liabilities. Deferred assets are reduced by a valuation allowance when deemed appropriate.

The tax effects of existing temporary differences that give rise to significant portions of deferred tax assets at September 30, 2011 and December 31, 2010 were as follows:

Deferred Tax Assets

	Net operating loss	Valuation	Net deferred tax
	carryforwards	allowance	assets
June 30, 2011:
Foreign:
In RMB	¥168,151	¥-	¥168,151
Exchange rate	0.1547	0.1547
In USD	$26,013	$-	$26,013
Domestic :
In USD	$4,600,000	$(4,600,000)	$-
December 31 2010:
Foreign:
In RMB	¥168,151	¥-	¥168,151
Exchange rate	0.1517	0.1517
In USD	$25,508	$-	$25,508
Domestic :
In USD	$4,600,000	$(4,600,000)	$-

Earnings Per Share	9 Months Ended
Sep. 30, 2011
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

The Company calculates its basic and diluted earnings per share in accordance with ASC 260, Earnings per Share. Basic earnings per share are calculated by dividing net income by the weighted average number of common shares outstanding for the period. Diluted earnings per share are calculated by adjusting the weighted average outstanding shares to assume conversion of all potentially dilutive warrants and stock options include non-vested stock granted to employees.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2011	2010	2011	2010
Net income attributable to CTFO	$3,219,736	$4,250,564	$8,976,408	$9,619,520
Basic earnings per share:
Basic weighted average share outstanding	25,270,069	25,257,569	25,270,069	24,440,253
Basic earnings per common share	$0.13	$0.17	$0.36	$0.39
Diluted earnings per share:
Basic weighted average share outstanding	25,270,069	25,257,569	25,270,069	24,440,253
Effect of dilutive stock options and warrants	2,484	60,901	3,118	63,968
Diluted weighted average shares outstanding	25,272,553	25,318,470	25,273,187	24,504,221
Diluted earnings per common share	$0.13	$0.17	$0.36	$0.39

Concentration Of Risk	9 Months Ended
Sep. 30, 2011
Concentration Of Risk [Abstract]
Concentration Of Risk [Text Block]

Cash

All funds in a noninterest-bearing transaction account are insured in full by the Federal Deposit Insurance Corporation  (“FDIC”) from December 31, 2010 through December 31, 2012. This temporary unlimited coverage is in addition to, and separate from, the coverage of at least  $250,000 available to depositors under the FDIC's general deposit insurance rules. As of September 30, 2011 and December 31, 2010, uninsured balances totaled zero and  $497,777, respectively.

Major Customers

The Company had two and one major customer that individually represented 10% or more of the Company’s total net sales during the nine months ended September 30, 2011 and 2010,respectively.  Total net sales from those customers was  $30,382,428 and  $8,670,966 for the nine months ended September 30, 2011 and 2010, respectively, and related accounts receivable balance was  $2,631,054 and  $1,914,529 as of September 30, 2011 and 2010, respectively.

Contractual Obligation and Capital Commitments	9 Months Ended
Sep. 30, 2011
Contractual Obligation and Capital Commitments [abstract]
Contractual Obligation and Capital Commitments [text block]

On April 15, 2011, the Group Company entered into a Land Development Compensation Framework Agreement (the “Framework Agreement”) with Beijing Strong Science Park Development Co., Ltd. ("Beijing Strong"), pursuant to which Beijing Strong agreed to complete the development of the land block with a site area of 48,900 square meters, located at Zhongguancun Innovation Park (the “C6-04 Land”) within one year after the date of the Framework Agreement. In exchange, the Group Company agreed to pay an aggregate of RMB 117,360,000 (approximately  $18,000,000) to Beijing Strong, among which RMB 23,472,000 (approximately  $3,700,000) must be paid on or before April 25, 2011. The Group Company intends to construct office buildings on the C6-04 Land for its own and its subsidiaries’ use to reduce its rental expenses over the long term. As of September 30, 2011, the Group Company has paid RMB 23,472,000 (approximately $3,700,000).

The Group Company has entered into a lease agreement to lease office spaces at the 8th and 9th floors of Vision Building, No. 39 Xueyuanlu, Haidian District, Beijing China. Pursuant to this lease, we have the right to use the office space of 5,311 square meters in the Vision Building since November 1, 2009. We pay a monthly rent (including a monthly property management fee of RMB 258,460) of RMB 605,765 (approximately  $88,800) for this facility. We are entitled to one month free rent in an amount of RMB 476,535 (approximately  $69,855) per year. The lease expires on October 31, 2012. We expect that we will be able to renew the lease on similar terms prior to its expiration. UNISITS, one of the Company’s VIEs, has also entered a lease agreement to lease office spaces at the 12th floor of Vision Building. Pursuant to this lease, UNISITS has the right to use the office space of 1,175.22 square meters in the Vision Building starting from February 15, 2010. UNISITS pays a monthly rent (including a monthly property management fee of RMB 28,597) of RMB 142,985 (approximately  $20,935) for this facility. UNISITS is entitled to two months free rent of RMB 228,776 (approximately  $33,496) for the first two months. This lease expires on February 28, 2013.

For the years ending December 31, 2011, 2012, and 2013, the aggregate future minimum payments under these lease agreements are as follows:

Years ending December 31,	Amount
2011	$421,612
2012	1,230,998
2013	151,079
Total	$1,803,689

Subsequent Events	9 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]	The Company has evaluated subsequent events through the date the financial statements were issued. Management does not believe any other subsequent events have occurred that would require further disclosure or adjustment to the financial statements.